Employee benefits - Summary of Change in Defined Benefit Obligations for Defined Benefit Provident Fund Plan (Detail) - Defined Benefit Provident Fund Plan [Member] ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2022 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)
Changes in net defined benefit liability (asset) [abstract]
Service cost	$ 16.7	₨ 1,268.9	₨ 1,364.8
Net interest cost / (income)	0.7	55.5	35.4
Actuarial (gains) / losses arising from changes in experience adjustments on plan liabilities	(10.4)	(786.2)	72.8
Actuarial (gains) / losses arising from demographic assumptions	0.4	33.5
Actuarial (gains) / losses arising from changes in financial assumptions	19.4	1,473.2	441.2
Present value of defined benefit obligation [member]
Changes in net defined benefit liability (asset) [abstract]
Beginning of the year	601.6	45,596.5	40,763.8
Service cost	16.7	1,268.9	1,364.8
Employee contribution	38.6	2,923.6	3,166.5
Acquisitions (credit) / cost	(106.1)	(8,042.8)	(1,256.6)
Net interest cost / (income)	47.0	3,564.7	3,457.4
Actuarial (gains) / losses arising from changes in experience adjustments on plan liabilities	(10.4)	(786.2)	72.8
Actuarial (gains) / losses arising from demographic assumptions	0.4	33.5
Actuarial (gains) / losses arising from changes in financial assumptions	(19.4)	1,473.2	441.2
Benefits paid	(41.9)	(3,173.0)	(2,413.4)
Reduction arising from surrender of Provident Fund exemption of subsidiaries	(26.4)	(2,004.2)
End of the year	$ 539.0	₨ 40,854.2	₨ 45,596.5